Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 07, 2012 Common Stock Class A	Mar. 07, 2012 Common Stock Class W
Entity Registrant Name	Clarion Partners Property Trust Inc.
Entity Central Index Key	0001476886
Document Type	POS AM
Post-Effective Amendment Number	4
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Amendment Description	On October 5, 2011, the U.S. Securities and Exchange Commission declared effective Post-Effective Amendment No. 1 to the Registration Statement on Form S-11 (the "Registration Statement") filed by Clarion Partners Property Trust Inc. (the "Company"). The Company is filing this Post-Effective Amendment No. 4 to the Registration Statement (this "Amendment") for the purpose of updating certain disclosures in its prospectus and filing certain exhibits. No additional securities are being registered pursuant to this Amendment.
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding		20,000	0
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY